Property, Equipment, Intangible Assets And Leases - Summary of Property and Equipment (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 142,464	R$ 99,127	R$ 99,127	R$ 47,073	R$ 28,665
Additions	20,746	11,375	72,499	83,149	30,369
Business combination					1,728
Write-offs	(324)	(56)	(8,463)	(6,625)	(4,351)
Transfers	(2,083)
Depreciation / amortization	(6,255)	(4,672)	(20,699)	(24,470)	(9,338)
Ending balance	154,548	105,774	142,464	99,127	47,073
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	192,763	131,867	131,867	72,208
Ending balance	211,839	146,865	192,763	131,867	72,208
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(50,299)	(32,740)	(32,740)	(25,135)
Ending balance	(57,291)	(41,092)	(50,299)	(32,740)	(25,135)
Data Processing Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,447	28,771	28,771	13,743	9,679
Additions			15,039	22,319	6,308
Business combination					804
Write-offs			(304)	(40)	(149)
Transfers				31	709
Depreciation / amortization			(9,059)	(7,282)	(3,608)
Ending balance			34,447	28,771	13,743
Data Processing Systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,235	48,023	48,023	27,400
Ending balance			62,235	48,023	27,400
Data Processing Systems [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27,788)	(19,252)	(19,252)	(13,657)
Ending balance			(27,788)	(19,252)	(13,657)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,756	21,641	21,641	13,261	8,677
Additions			9,942	10,448	6,309
Business combination					412
Write-offs			(2,047)	(924)	(1,690)
Transfers			2,409	2,109	2,181
Depreciation / amortization			(4,189)	(3,253)	(2,628)
Ending balance			27,756	21,641	13,261
Furniture and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,086	29,613	29,613	19,124
Ending balance			38,086	29,613	19,124
Furniture and equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,330)	(7,972)	(7,972)	(5,863)
Ending balance			(10,330)	(7,972)	(5,863)
Security Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,544	2,553	2,553	4,907	459
Additions			664	376	5,650
Business combination					34
Write-offs				(30)	(9)
Transfers				192
Depreciation / amortization			(1,673)	(2,892)	(1,227)
Ending balance			1,544	2,553	4,907
Security Systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,716	6,388	6,388	6,403
Ending balance			7,716	6,388	6,403
Security Systems [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,172)	(3,835)	(3,835)	(1,496)
Ending balance			(6,172)	(3,835)	(1,496)
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,717	46,162	46,162	15,162	8,789
Additions			22,315	9,930	9,915
Business combination					478
Write-offs			(6,112)	(5,078)	(2,503)
Transfers			22,130	37,191	358
Depreciation / amortization			(5,778)	(11,043)	(1,875)
Ending balance			78,717	46,162	15,162
Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	84,726	47,843	47,843	19,281
Ending balance			84,726	47,843	19,281
Facilities [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ (6,009)	R$ (1,681)	(1,681)	(4,119)
Ending balance			(6,009)	(1,681)	(4,119)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance					1,061
Additions			24,539	40,076	2,187
Write-offs				(553)
Transfers			R$ (24,539)	R$ (39,523)	R$ (3,248)